PIMCO RAE US Small Fund Annual Fund Operating Expenses - PIMCO RAE US Small Fund	Jun. 30, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.50%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.60%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.90%